Long-Term Debt and Line of Credit (Tables)	12 Months Ended
Aug. 26, 2017
Debt Disclosure [Abstract]
Schedule of Debt
At August 26, 2017 and August 27, 2016 there were no amounts drawn against the Company’s Revolving Credit Facility or lines of credit, and long-term debt consists of the following:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Term facility due 2024	$200,000	$—
First Lien and Second Lien term loans	—	337,209
Less: long term deferred financing fees	7,910	4,184
Total debt	192,090	333,025
Less: current maturities, net of deferred financing fees of $1.3 million at August 26, 2017, $1.8 million at August 27, 2016	234	11,387
Long-term debt, net of deferred financing fees	$191,856	$321,638

Schedule of Maturities of Long-term Debt	Aggregate principal maturities of debt are as follows:

Fiscal year ending:
2018	$1,500
2019	2,000
2020	2,000
2021	2,000
2022	2,000
Thereafter	190,500
$200,000